SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended							9 Months Ended	12 Months Ended
	May 13, 2021	May 10, 2021	May 21, 2021	Apr. 30, 2021	Apr. 22, 2021	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019	May 30, 2021
Current market value								25.00%
Gross proceeds						$ 247,500		$ 50,000
Interest rate						10.00%	3.75%	10.00%			9.20%	20.20%
Warrants exercise price						$ 1.95
Conversion price						$ 3.00
Issuance shares of restricted shares of common stock						106,667
Public offering common stock and warrants shares						26,667
Maturity date						Dec. 07, 2020	Mar. 31, 2021	Nov. 30, 2020
Payroll protection program							$ 500,000
Settelment of note payable related party											$ 0	$ 4,554,000
Assets acquisions											$ 0	$ 154,000
Rate of price per share												$ 0.75
Debt conversion, converted instrument, shares												1,733,334
Lock Up Agreements [Member]
Debt conversion, converted instrument, shares									5,711,134
Common stock equivalant shares									1,744,467
Warrants converted, shares									1,744,467
Mr Bressman [Member]
Remaining balance of Consultant's fees										$ 1,291,833
Total accrued and unpaid consulting fees, expenses										378,837
One-half of the consulting fees paid										$ 1,291,833
Series C Convertible Preferred Stock [Member]
Rate of price per share												$ 0.75
Series D Convertible Preferred Stock [Member]
Rate of price per share												$ 3.75
Subsequent Event [Member] | Settlement Of Note Payable [Member]
Interest rate													10.00%
Principal amount note payable													$ 100,000
Accrued interest													19,000
Promissory note holder													$ 119,000
Subsequent Event [Member] | Estate Of Sally Pappalardo [Member]
Settelment of note payable related party				$ 300,000
Subsequent Event [Member] | Mr Machinist [Member]
Cash bonus				$ 100,000
Description of base salary				Under the first amendment Mr. Machinist’s base salary was increased from $210,000 to $300,000.
Subsequent Event [Member] | Jeffrey Schwartz [Member]
Public offering common stock and warrants shares	122,183
Options purchased	166,667
Closing price	$ 2.81
Exercise price	$ 0.75
Subsequent Event [Member] | Kyle Hill [Member] | Redeeem LLC [Member]
Consideration in Common stock			$ 10,890,000
Executive compensated per year			300,000
Assets acquisions			165,000
Total purchase price			12,100,000
Acquisions price in cash			$ 1,210,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Conversion price		$ 4.20
Series B Convertible Preferred Stock Shares		2,495,000
Preferred Stock Conversion into Common stock shares		594,051
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Conversion price		$ 0.75
Series B Convertible Preferred Stock Shares		911,149
Preferred Stock Conversion into Common stock shares		12,148,654
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Conversion price		$ 3.75
Series B Convertible Preferred Stock Shares		1,979,000
Preferred Stock Conversion into Common stock shares		5,277,335
Subsequent Event [Member] | Preferred Stocks [Member]
Total of common stock shares		18,020,040
Convertible Notes Payable [Member]
Current market value								25.00%
Gross proceeds					$ 24,000,000			$ 100,000
Interest rate								10.00%
Public offering common stock and warrants shares					5,783,133
Payroll protection program							$ 1,700,000
Public offering description					The Company has granted the underwriters a 45 day option to purchase up to 867,469 additional shares and warrants at the public offering price of $4.15 less discounts and commissions.
Public offering price					$ 4.15
Net proceeds					$ 21,700,000
Convertible Note Payable One [Member]
Debt conversion, converted instrument, amount									$ 1,000,000
Issuances of shares of common stock									333,333
Loan fees									$ 120,000
Additional shares of common stock									40,000
Representing shares of common stock									13,889
Rate of price per share									$ 3.00
Convertible Note Payable Two [Member]
Debt conversion, converted instrument, amount									$ 200,000
Issuances of shares of common stock									53,334
Loan fees									$ 10,000
Additional shares of common stock									2,667
Rate of price per share									$ 3.75
Convertible Note Payable Three [Member]
Debt conversion, converted instrument, amount									$ 200,000
Issuances of shares of common stock									53,334
Loan fees									$ 10,000
Additional shares of common stock									2,667
Rate of price per share									$ 3.75
Convertible Note Payable four [Member]
Debt conversion, converted instrument, amount									$ 1,300,000
Rate of price per share									$ 0.75
Debt conversion, converted instrument, shares									1,733,334